STOCK BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase an aggregate shares of common stock				3,250,000
Common stock with exercise prices				$ 0.34
Stock option expiration term				10 years
Stock option granted, vesting periods				24 months
Volatility rate				176.50%
Discount rate				1.73%
Expected life				6 years
Fair value of the option grants				$ 1,026,000
Stock-based compensation expense	$ 46,539	$ 124,927	$ 461,856	$ 626,668
Unamortized cost of outstanding stock-based awards	$ 0		$ 74,000
Weighted average remaining vesting period			2 years
Outstanding stock options	5,997,544		5,997,544	6,546,710	3,456,710
Stock warrants, intrinsic value	$ 0		$ 0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock with exercise prices				$ 0.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock with exercise prices				$ 0.35